Related party transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related party transactions	Related party transactions
(a)Equity-method investments
The Company provides administrative and development services to its equity-method investees and is reimbursed for incurred costs. To that effect, during 2019, the Company charged its equity-method investees $12,374 (2018 - $11,390).
On December 30, 2019, the Company sold its interest in AWUSA to a joint venture entity in exchange for a note receivable of $30,293 (note 8(c)). No gain or loss was recognized on the sale. For the year, APUC recorded interest income of $6,007, and a fair value loss of $6,007 on its investment in the joint venture.
During the year, the Company sold the Sugar Creek Wind Project to AAGES Sugar Creek in exchange for a note receivable of $21,107, subject to certain adjustments. No gain was recorded on deconsolidation of the Sugar Creek net assets. However, an amount of $15,765, or $11,412, net of tax, was reclassified from AOCI into earnings as a result of the discontinuation of hedge accounting on energy derivatives put in place early in the development of Sugar Creek (note 24(b)(ii)).
During the year, the Company entered into an enhanced cooperation agreement with Atlantica to, among other things, provide a framework for evaluating mutually advantageous transactions. For a period of one year from the date of the agreement, Atlantica has an exclusive right of first offer for interests in certain Renewable Energy assets.
(b)Redeemable non-controlling interest held by related party
Redeemable non-controlling interest held by related party represents a preference share in a consolidated subsidiary of the Company acquired by AAGES B.V. in 2018 for $305,000 (note 8(a)). Redemption is not considered probable as at December 31, 2019. The Company incurred non-controlling interest attributable to AAGES B.V. of $16,482 (2018 - $2,622) and recorded distributions of $18,241 (2018 - $nil) during the year (note 17).
(c)Non-controlling interest held by related party
Non-controlling interest held by related party represents interest in a consolidated subsidiary of the Company acquired by AYES Canada in May 2019 for $96,752 (note 8(b)). The Company recorded distributions of $26,465 during the year.
(d)Long Sault Hydro Facility
Effective December 31, 2013, APUC acquired the shares of Algonquin Power Corporation Inc. (“APC”), which was partially owned by Senior Executives. APC owns the partnership interest in the 18 MW Long Sault Hydro Facility. A final post-closing adjustment related to the transaction remains outstanding.
The above related party transactions have been recorded at the exchange amounts agreed to by the parties to the transactions.